Net Income (Loss) Per Share - Calculation of net loss per share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator (both basic and diluted)
Net income (loss) relevant to common stockholders	$ 4,921,000	$ (9,294,000)	$ (19,431,000)	$ (22,231,000)	$ (53,147,396)	$ (45,852,684)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Denominator for basic earnings (loss) per share (in shares)	83,040,000	39,496,000	69,593,000	37,244,000	44,786,687	34,992,662
Denominator for diluted income (loss) per share (in shares)	86,279,000	39,496,000	69,593,000	37,244,000	44,786,687	34,992,662
Basic income (loss) per common share (in dollars per share)	$ 0.06	$ (0.24)	$ (0.28)	$ (0.60)	$ (1.19)	$ (1.31)
Diluted income (loss) per common share (in dollars per share)	$ 0.06	$ (0.24)	$ (0.28)	$ (0.60)	$ (1.19)	$ (1.31)
Stock options
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Dilutive effect of share based payment (in shares)	2,867,000	0	0	0
Performance stock units
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Dilutive effect of share based payment (in shares)	0	0	0	0
Restricted Stock Units (RSUs)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Dilutive effect of share based payment (in shares)	372,000	0	0	0